Acquisitions (Details) $ in Millions	1 Months Ended		3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2015 USD ($)	May. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Jul. 02, 2014	Dec. 31, 2015 USD ($)		Dec. 31, 2014 USD ($)		Dec. 31, 2013 USD ($)		Jul. 01, 2014 USD ($)
Business Acquisition, Purchase Price Allocation [Abstract]
Goodwill						$ 47		$ 1,120
Equity Method Investments and Joint Ventures [Abstract]
Payments to Acquire Equity Method Investments						594		468		$ 439
Central [Member]
Business Acquisition, Purchase Price Allocation [Abstract]
Goodwill						$ 0		240
Access Midstream Partners Acquisition [Member]
Business Acquisition [Line Items]
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Property, Plant, and Equipment				$ 150
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Goodwill				25
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Intangibles				(168)
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Investments				$ (7)
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life					30 years
Percentage Of Finite Lived Intangible Assets Impacted By Our Intent Or Ability To Renew Or Extend Arrangement												56.00%
Acquired Finite-lived Intangible Asset, Weighted-Average Period before Renewal or Extension					17 years
Business Acquisition, Pro Forma Information [Abstract]
Business Acquisition, Pro Forma Revenue								7,953		7,881
Business Acquisition, Pro Forma Net Income (Loss)								1,376		1,172
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual								781
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual								165
Access Midstream Partners Acquisition [Member] | Selling, General and Administrative Expenses [Member]
Business Acquisition [Line Items]
Business Combination, Acquisition Related Costs								16
Access Midstream Partners Acquisition [Member] | Interest Expense [Member]
Business Acquisition [Line Items]
Business Combination, Acquisition Related Costs								9
Access Midstream Partners Acquisition [Member] | Pro Forma [Member]
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life						30 years
Access Midstream Partners Acquisition [Member] | Central [Member]
Business Acquisition, Purchase Price Allocation [Abstract]
Accounts receivable												$ 168
Other current assets												63
Investments												5,865
Property, plant, and equipment												7,165
Goodwill												499
Other intangible assets												8,841
Current liabilities												(408)
Debt												(4,052)
Other noncurrent liabilities												(9)
Equity												(10,630)
Access Midstream Partners Acquisition [Member] | ACMP's subsidiaries [Member] | Central [Member]
Business Acquisition, Purchase Price Allocation [Abstract]
Noncontrolling interest												(958)
Access Midstream Partners Acquisition [Member] | Access Midstream Partners Lp [Member] | Central [Member]
Business Acquisition, Purchase Price Allocation [Abstract]
Noncontrolling interest												$ (6,544)
Eagle Ford Gathering System [Member]
Business Acquisition [Line Items]
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Property, Plant, and Equipment			$ 20
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Intangibles			$ (20)
Number Of Miles Of Pipeline Acquired		140
Payments to Acquire Businesses, Gross		$ 112
Business Acquisition, Purchase Price Allocation [Abstract]
Property, plant, and equipment		80
Other intangible assets		$ 32
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life		30 years
Acquired Finite-lived Intangible Asset, Weighted-Average Period before Renewal or Extension		10 years
Utica East Ohio Midstream, LLC [Member]
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investment, Ownership Percentage						62.00%
Payments to Acquire Equity Method Investments	$ 357					$ 357	[1]	$ 57	[1]	$ 0	[1]
Reduction in incentive distribution rights payment	$ 2
Utica East Ohio Midstream, LLC [Member] | Additional Investment [Member]
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investment, Ownership Percentage	13.00%					13.00%

[1]	2015 includes purchase of additional interest in UEOM. (See Note 2 – Acquisitions.)